Earnings per unit and cash distributions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 03, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.3375
Incentive Distribution Right Target Distribution		$ 285,234	$ 113,227	$ 855,618	$ 339,634
Common Unit, Outstanding		32,920,964		32,920,964
Common and Subordinated Units Outstanding		39,521		39,521
Phantom Share Units (PSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.421875
Distribution Percentage To All Unit Holders				85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights				15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.50625
Distribution Percentage To All Unit Holders				75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights				25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders				50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights				50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Common Unit, Outstanding		17,648,844		17,648,844
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Common units public [Member] | Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit				$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights				100.00%
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 245,713	97,538	$ 737,066	292,575
Common Unit, Outstanding		13,156,060		13,156,060
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 39,521	$ 15,688	$ 118,552	$ 47,059
Common Unit, Outstanding		2,116,060		2,116,060
Common Units Public and Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common Unit, Outstanding		19,764,904		19,764,904